Consolidated Statements of Cash Flows (USD $)	12 Months Ended		132 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities:
Net loss	$ (2,571,399)	$ (3,249,729)	$ (26,392,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on debt	82,708	613,841	4,010,683
Allowance for uncollectible notes receivable	0	0	98,129
Amortization of patents & equipment	109,739	103,162	437,441
Amortization of debt issue costs	24,267	95,076	810,574
Gain on extinguishments of debt	0	0	374,909
Gain on sale of assets	5,674	0	5,674
Gain on write off accounts payable	0	(44,655)	(102,937)
Loss (gain) on sale of investment securities	0	0	(253,065)
Loss from impairment of patents	0	0	67,620
Gain (loss) on derivative liability	(25,373)	(816,194)	(126,649)
Stock-based compensation	516,577	1,680,221	8,259,336
Changes in operating assets and liabilities:
Notes and interest receivable	0	0	(6,296)
Prepaid expenses and other	(14,748)	3,757	16,324
Accounts payable & accrued liabilities	105,336	(454,567)	1,820,752
(Decrease) in related party	212,648	(159,389)	161,237
Deferred revenue	0	0	(162,000)
Subscriptions receivable	0	0	(100,683)
Unrealized foreign exchange gain	0	0	0
Net Cash Used in Operating Activities	(1,554,571)	(2,228,477)	(11,081,299)
Investing Activities:
Net proceeds from notes receivable	0	0	1,171
Patent costs	(48,728)	(130,198)	(738,081)
Proceeds from sale of investment securities	0	0	451,123
Proceeds from sale / purchase of equipment, net	(16,195)	0	(16,195)
Net Cash Used in Investing Activities	(64,923)	(130,198)	(301,982)
Financing Activities:
Due to related parties	0	0	552,281
Proceeds from loans payable	0	32,549	607,549
Repurchase of shares	(20,000)	0	(20,000)
Repayment on loans payable	0	(450,000)	(450,000)
Proceeds from convertible debt	78,500	0	3,718,243
Repayment on convertible debt	(18,840)	(1,186,700)	(2,419,791)
Deferred financing costs	0	(94,851)	(769,487)
Debt issue costs	(3,500)	0	(92,944)
Proceeds from shares issued of common stock	0	6,461,400	9,962,872
Proceeds from the exercise of stock options and warrants	2,288	1,392	1,150,204
Share Issuance costs	0	(761,526)	(909,049)
Net Cash Provided by Financing Activities	38,448	4,002,264	11,329,878
Net Increase (Decrease) in Cash	(1,581,046)	1,643,589	(53,403)
Cash- Beginning of period	1,770,194	126,605	242,551
Cash - End of period	189,148	1,770,194	189,148
Non-cash Investing and Financing Activities:
Share issued to settle debt	174,796	127,200	1,284,677
Units issued as share issuance costs	0	939,771	939,771
Treasury shares acquired for note receivable	20,000	0	20,000
Note payable converted into common shares	0	0	1,594,021
Supplemental Disclosures:
Interest paid	55,311	63,700	760,598
Income taxes	$ 0	$ 0	$ 0